Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Acquisition of Wyeth Pro Forma Information (Detail) (Wyeth [Member], Pro Forma Consolidated Results [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2009
Wyeth [Member] | Pro Forma Consolidated Results [Member]
Business Acquisition [Line Items]
Revenues	$ 67,859	[1]
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 11,436	[1]
Diluted earnings per common share attributable to Pfizer Inc. common shareholders	$ 1.41	[1]

[1]	The pro forma information assumes that the acquisition of Wyeth had occurred on January 1, 2009 for the year ended December 31, 2009.